Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	S/ 335,441	S/ 235,745	S/ 241,133
Trade accounts receivable	1,042,792	961,886	860,916
Other assets	258,511	253,283	222,728
Inventories	164,798	143,764	130,521
Derivative financial instruments	0	8,962	721
Other investments	30,237	100,228	93,132
Insurance contract assets	12,778	0	0
Total current assets	1,844,557	1,703,868	1,549,151
Non-current assets
Trade accounts receivable	486	571	420
Other assets	26,910	24,433	21,573
Investments in associates and joint venture	29,848	25,405	20,584
Property, furniture, and equipment	2,287,002	2,280,123	2,573,140
Intangible assets	2,704,351	2,656,888	3,129,187
Right-of-use assets	113,116	131,062	139,386
Investment properties	6,340	6,058	6,959
Derivative financial instruments	54,036	58,510	81,492
Deferred tax assets	230,716	193,520	167,371
Other investments	702	282	289
Total non-current assets	5,453,507	5,376,852	6,140,401
Total assets	7,298,064	7,080,720	7,689,552
Current liabilities
Loans and borrowings	316,339	654,233	385,300
Lease liabilities	29,282	32,459	31,867
Trade accounts payable	1,053,395	931,265	749,349
Other accounts payable	225,465	289,563	463,600
Provisions	10,161	12,246	19,074
Derivative financial instruments	22,903	15,273	0
Insurance contract liabilities	9,447	10,098	39,853
Deferred income	98	138	267
Total current liabilities	1,667,090	1,945,275	1,689,310
Non-current liabilities
Loans and borrowings	3,216,171	2,965,541	3,376,282
Lease liabilities	94,237	115,429	126,178
Trade accounts payable	1,450	2,741	3,906
Other accounts payable	221,940	73,150	221,132
Derivative financial instruments	39,647	27,097	0
Deferred tax liabilities	291,086	328,370	495,826
Deferred income	87	177	352
Total non-current liabilities	3,864,618	3,512,505	4,223,676
Total liabilities	5,531,708	5,457,780	5,912,986
Equity
Share capital	17,389	17,387	8,820
Share premium	1,209,715	1,208,586	0
Reserves	566,271	524,776	1,823,364
Retained losses	(192,615)	(273,533)	(366,899)
Equity attributable to the owner of the Company	1,600,760	1,477,216	1,465,285
Non-controlling interest	165,596	145,724	311,281
Total equity	1,766,356	1,622,940	1,776,566
Total liabilities and equity	S/ 7,298,064	S/ 7,080,720	S/ 7,689,552